Cost of Revenues - Schedule of Cost of Revenue (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Materials used					$ 4,726	$ 4,821
Employees' salaries and related expenses					1,251	1,163
Depreciation and amortization					870	648
Shipping and deliveries					487	595
Factory and other expenses					588	854
Cost of revenues	$ 3,161	$ 1,570	$ 6,783	$ 3,659	$ 7,922	$ 8,081